Commitment and Contingencies - Narrative (Details) $ in Millions			1 Months Ended		12 Months Ended
	Apr. 12, 2023 USD ($)	Oct. 18, 2022 defendant	May 31, 2024 USD ($)	Dec. 31, 2021	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2025 USD ($)	Apr. 01, 2024 USD ($)	Mar. 31, 2024 USD ($)	Apr. 07, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Expenses related to 401(k) plan					$ 0.8	$ 1.0	$ 1.1
Number of named defendants | defendant		1
Litigation settlement	$ 3.0
Maximum borrowing capacity					$ 20.0			$ 18.0	$ 20.0	$ 35.0	$ 35.0
Liquidity maintenance requirement, minimum											$ 7.0
Purchase obligation term (in years)				4 years
Payments for Legal Settlements			$ 1.1